Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consist of the following:

	As of December 31,
	2023	2024	2024
	HK$	HK$	US$
Furniture and fixture	806,471	806,471	103,824
Computers	1,785,064	1,914,442	246,462
Leasehold improvement	749,468	1,899,106	244,488
Motor vehicles	9,000	9,000	1,159
Office equipment	1,960,935	749,306	96,464
Property and equipment	5,310,938	5,378,325	692,397
Less: accumulated depreciation	(4,433,936)	(5,081,087)	(654,132)
Property and equipment, net	877,002	297,238	38,265